Employee benefits - Actuarial assumptions (Details) - Defined benefit obligation - Y	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee benefits
Discount rate	3.40%	3.90%
Future salary increases		3.50%
Health care trends	6.75%	4.50%
Longevity at age 65 for current pensioners, Males	20 years 10 months 24 days	20 years 10 months 24 days
Longevity at age 65 for current pensioners, Females	22 years 10 months 24 days	23 years
Longevity at age 65 for current pensioners aged 45, Males	22 years 4 months 24 days	22 years 4 months 24 days
Longevity at age 65 for current pensioners aged 45, Females	24 years 3 months 18 days	24 years 6 months
Weighted-average duration	13.1	12.9
Minimum
Employee benefits
Future salary increases	3.25%
Maximum
Employee benefits
Future salary increases	3.75%